Equity - Share issuance costs (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
IPO
Disclosure of classes of share capital
Shared issued costs	R$ 68.6
Tax credits from income tax and social contribution	(23.3)
Shared issued costs, net	45.3
HNA
Disclosure of classes of share capital
Additional share issuance costs	R$ 26.0